THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND APRIL 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 100.0%

	Shares	Value
COMMUNICATION SERVICES — 18.5%
Cogent Communications Holdings	16,839	$1,080,727
Comcast, Cl A	23,876	909,914
Frontier Communications Parent *	32,450	750,893
Rogers Communications, Cl B	25,312	948,441
T-Mobile US	7,573	1,243,259

		4,933,234

ELECTRIC UTILITIES — 25.4%
Constellation Energy	11,350	2,110,419
IDACORP	10,524	997,465
NextEra Energy	12,566	841,545
PG&E	53,111	908,729
PNM Resources	21,500	796,790
Southern	15,200	1,117,200

		6,772,148

ENERGY — 4.6%
DT Midstream	19,621	1,220,426

GAS UTILITIES — 4.1%
Atmos Energy	9,293	1,095,645

INDUSTRIALS — 15.3%
Canadian Pacific Kansas City	14,124	1,107,745
Old Dominion Freight Line	4,280	777,719
Quanta Services	3,490	902,374
Union Pacific	5,392	1,278,767

		4,066,605

MATERIALS — 5.2%
Linde	3,127	1,378,882

MULTI-UTILITIES — 19.4%
CenterPoint Energy	33,249	968,876
CMS Energy	15,323	928,727
NiSource	45,366	1,263,897
Public Service Enterprise Group	15,101	1,043,177
Sempra	13,442	962,850

		5,167,527

REAL ESTATE — 7.5%
Equinix †	1,500	1,066,665

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
SBA Communications, Cl A †	5,082	$945,862

		2,012,527

TOTAL COMMON STOCK
(Cost $22,245,729)		26,646,994

SHORT-TERM INVESTMENT (A) — 0.1%

SEI Daily Income Trust Treasury II Fund, Cl F, 5.280%
(Cost $19,880)	19,880	19,880

TOTAL INVESTMENTS— 100.1%
(Cost $22,265,609)		$26,666,874

Percentages are based on Net Assets of $26,631,757.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2024.

Cl — Class

WHR-QH-001-4000

2